Summary of Significant Accounting Policies - Additional Information (Detail) shares in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2017 Directors shares	Mar. 31, 2016 USD ($) shares	Mar. 31, 2015 shares
Summary Of Significant Accounting Policies [Line Items]
Ownership interest rate percentage	100.00%
Number of directors appointed by Company | Directors	3
Number of Directors appointed by NSW Government | Directors	2
Equity awards vested percentage after first year	25.00%
Equity awards vested percentage after second year	25.00%
Equity awards vested percentage after third year	50.00%
Potential diluted common shares outstanding | shares	1.8	1.3	1.7
ASU No. 2015-03 [Member] | Prepaid Expenses and Other Current Assets [Member]
Summary Of Significant Accounting Policies [Line Items]
Debt issuance cost | $		$ 1.6
ASU No. 2015-03 [Member] | Other Assets [Member]
Summary Of Significant Accounting Policies [Line Items]
Debt issuance cost | $		$ 9.4
AICF Funding [Member]
Summary Of Significant Accounting Policies [Line Items]
Ownership interest rate percentage	0.00%